Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | C000012080
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%	19.42%	8.18%		5.03%
Without Sales Load [Member] | C000012040
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%	36.30%	15.94%		13.34%
Without Sales Load [Member] | C000012047
Average Annual Return [Line Items]
Average Annual Return, Percent	9.61%	35.24%	15.15%		12.81%
Without Sales Load [Member] | C000012082
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	51.09%	22.00%		20.07%
Without Sales Load [Member] | C000012085
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%	31.04%	16.25%		18.11%
Without Sales Load [Member] | C000012202
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%	24.38%	8.19%		7.16%
Without Sales Load [Member] | C000012086
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.69%)	8.82%	12.80%		2.90%
Without Sales Load [Member] | C000012074
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%	26.60%	9.27%		8.74%
Without Sales Load [Member] | C000012073
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	27.57%	8.75%		8.96%
Without Sales Load [Member] | C000012072
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	25.52%	9.06%		8.05%
Without Sales Load [Member] | C000183467
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%	26.09%	10.45%	9.56%
Without Sales Load [Member] | C000012068
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%	29.12%	11.13%		10.03%
Without Sales Load [Member] | C000012066
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%	29.07%	11.26%		11.07%
Without Sales Load [Member] | C000012038
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%	28.30%	11.45%		10.37%
Without Sales Load [Member] | C000012039
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%	24.77%	11.26%		9.48%
Without Sales Load [Member] | C000012044
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	28.41%	10.40%		10.59%
Without Sales Load [Member] | C000012084
Average Annual Return [Line Items]
Average Annual Return, Percent	2.41%	46.87%	27.95%		24.49%
Without Sales Load [Member] | C000012083
Average Annual Return [Line Items]
Average Annual Return, Percent	10.56%	29.47%	8.89%		9.40%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		36.22%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.94%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					13.30%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.19%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.83%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		30.73%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			11.62%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					9.06%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.19%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.83%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.19%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.83%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.19%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.83%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.19%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				14.06%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.19%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.83%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.19%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.83%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		36.22%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.94%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					13.30%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			15.15%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					12.75%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		19.80%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			8.57%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					5.37%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			15.98%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					13.38%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	11.73%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		51.53%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			22.48%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					20.57%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		30.91%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			16.59%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					18.47%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		24.63%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			8.45%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					7.29%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.42%)
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		9.40%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			13.39%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					3.42%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		26.76%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			9.39%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					8.78%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		27.66%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			8.82%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					8.95%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		25.88%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			9.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					8.22%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		26.17%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			10.43%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				9.57%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		29.33%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			11.30%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					10.19%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		29.33%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			11.48%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					11.30%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.10%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		28.49%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			11.63%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					10.58%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		24.99%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			11.45%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					9.69%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	7.45%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		28.65%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			10.64%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					10.81%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		47.47%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			28.52%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					25.10%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		30.08%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			9.33%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					9.81%